INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets And Goodwill
SCHEDULE OF GOODWILL

A summary of our goodwill as of September 30, 2025 and December 31, 2024 is shown below:

	September 30, 2025	December 31, 2024
Balance at January 1, 2025 and 2024	$2,788,230	$5,988,230
Less: Goodwill impairment due to market capitalization	-	(3,200,000)
Balance at September 30, 2025 and December 31, 2024	$2,788,230	$2,788,230

A summary of our goodwill as of December 31, 2024 and 2023 is shown below:

	December 31, 2024	December 31, 2023
Balance at January 1, 2024 and 2023	$5,988,230	$12,071,376
Less: Goodwill impairment due to market capitalization	(3,200,000)	(6,083,146)
Balance at December 31, 2024 and 2023	$2,788,230	$5,988,230